Earnings per share (Details) - GBP (£) £ in Millions, shares in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Earnings per share
(Loss)/Profit attributable to ordinary shareholders	£ (753)	£ 3,133	£ 1,622
Weighted average number of shares
Weighted average number of ordinary shares outstanding during the year	12,095	12,067	12,009
Effect of dilutive share options and convertible securities	23	35	52
Diluted weighted average number of ordinary shares outstanding during the year	12,118	12,102	12,061